SHARE CAPITAL - Narrative - Warrants (Details) $ / shares in Units, $ in Thousands										1 Months Ended	12 Months Ended
	Aug. 03, 2021 CAD ($) $ / shares shares	Feb. 04, 2021 CAD ($) tradingDay $ / shares shares	Nov. 27, 2020 shares	Nov. 04, 2020 $ / shares shares	Nov. 03, 2020 CAD ($) $ / shares shares	Oct. 19, 2020 CAD ($) $ / shares shares	Sep. 14, 2020 CAD ($) $ / shares shares	Aug. 20, 2020 $ / shares shares	Jun. 15, 2020 CAD ($) $ / shares shares	Nov. 03, 2020 CAD ($) $ / shares	Mar. 31, 2022 CAD ($) shares	Mar. 31, 2021 CAD ($) shares	Nov. 10, 2021 CAD ($) shares
Disclosure of classes of share capital [line items]
Proceeds from exercise of warrants | $											$ 2,928	$ 407
Number of warrants held in escrow (in shares)											3,125,032	9,375,094
Share-based compensation | $											$ 18,030	$ 11,554
Warrants
Disclosure of classes of share capital [line items]
Share-based compensation | $											$ 40	$ 4,242
Common Share Purchase Warrants
Disclosure of classes of share capital [line items]
Warrant, conversion ratio											0.5
Exercised (in shares)											3,231,261	815,047
Number of warrants issued (in shares)											658,860	29,451,284
Warrants to directors, officers and advisors, June 15, 2020 issuance
Disclosure of classes of share capital [line items]
Warrants, exercise price (in CAD per share) | $ / shares									$ 0.25
Number of warrants issued (in shares)									14,725,000
Warrant term									60 months
Warrants outstanding | $									$ 2,668
Warrants to directors, officers and advisors, June 15, 2020 issuance | Vested on the date of issuance
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)									12,875,000
Warrants to directors, officers and advisors, June 15, 2020 issuance | Vested quarterly over 24 months from the date of issuance
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)									700,000
Warrants to directors, officers and advisors, June 15, 2020 issuance | Vested monthly over 18 months from the date of issuance
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)									300,000
Warrants to directors, officers and advisors, June 15, 2020 issuance | Vested upon Cybin Corp. completing a public offering
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)									150,000
Warrants to directors, officers and advisors, June 15, 2020 issuance | Vested upon Cybin Corp. reaching certain performance milestones
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)									700,000
Warrants to directors and advisors, August 20, 2020 issuance
Disclosure of classes of share capital [line items]
Warrants, exercise price (in CAD per share) | $ / shares								$ 0.64
Number of warrants issued (in shares)								2,000,125
Warrant term								60 months
Warrants to directors and advisors, August 20, 2020 issuance | Vested on the date of issuance
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)								600,125
Warrants to directors and advisors, August 20, 2020 issuance | Vested quarterly over 24 months from the date of issuance
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)								1,400,000
Warrants to advisors, September 14, 2020 issuance
Disclosure of classes of share capital [line items]
Warrants, exercise price (in CAD per share) | $ / shares							$ 0.64
Number of warrants issued (in shares)							56,250
Warrant term							60 months
Warrants outstanding | $							$ 948
Broker Warrants
Disclosure of classes of share capital [line items]
Warrants, exercise price (in CAD per share) | $ / shares					$ 0.75	$ 0.75				$ 0.75
Warrant term						24 months				24 months
Warrants outstanding | $					$ 1,388	$ 49				$ 1,388
Broker Warrants | Brokers
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)						127,600
Broker Warrants | Advisors
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)						16,000
Broker Warrants | Other related parties
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)					2,590,000	2,590,000
Warrants to directors | Vested monthly over 18 months from the date of issuance
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)				300,000
Warrant term				18 months
Warrants to directors | Vested upon Cybin Corp. completing a public offering
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)				150,000
Warrants to directors | Vested upon Cybin Corp. reaching certain performance milestones
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)				400,000
Warrants to directors, amended
Disclosure of classes of share capital [line items]
Warrants, exercise price (in CAD per share) | $ / shares				$ 0.25
Warrants to directors, amended | Vesting monthly over 5 months
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)				83,330
Number of warrants vesting monthly (in shares)				16,666
Warrants to directors, amended | Vesting upon change of control transaction
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)				766,670
Share Purchase Warrants, June 15, 2020 issuance
Disclosure of classes of share capital [line items]
Warrant term			24 months
Warrants outstanding (in shares)			2,000,000
2021 Warrants
Disclosure of classes of share capital [line items]
Warrant, conversion ratio		0.5
Warrants, exercise price (in CAD per share) | $ / shares		$ 3.25
Number of warrants issued (in shares)		7,623,000
Warrants outstanding | $		$ 5,899
Warrant, threshold consecutive trading days | tradingDay		10
Warrant, threshold trading days | tradingDay		30
Warrant, stock price trigger (in CAD per share)		5.00
Underwriters’ Warrants
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)		868,740
Warrants outstanding | $		$ 970
August 2021 compensation common share warrants
Disclosure of classes of share capital [line items]
Warrants, exercise price (in CAD per share) | $ / shares	$ 3.40
Number of warrants issued (in shares)	658,860
Warrant term	24 months
Warrants outstanding | $	$ 1,299
Share Purchase Warrants, November 15, 2025 expiry
Disclosure of classes of share capital [line items]
Warrants outstanding | $													$ 12
Warrants outstanding (in shares)													1,150,000